THE ALGER AMERICAN FUND

     SUPPLEMENT DATED NOVEMBER 22, 2004 TO THE PROSPECTUS DATED MAY 1, 2004

This supplement amends the Prospectus, as described below, and is in addition to any existing prospectus supplement for The Alger American Fund (the "Fund").

1. Effective November 22, 2004, State Street Bank and Trust Company ("State Street") is the Fund's transfer agent. All references to Alger Shareholder Services, Inc. as the Fund's transfer agent are replaced with State Street. Transfer agent services will be provided by State Street's affiliate, Boston Financial Data Services, Inc. ("BFDS"), and all instructions or forms that were to be sent to Alger Shareholder Services, Inc. shall be sent to BFDS at the following address:

                             The Alger American Fund
                                  P.O. Box 8480
                        Boston, Massachusetts 02266-8480















PSP SUPP 11-22-04 TA AMERICAN

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                             THE ALGER AMERICAN FUND

        SUPPLEMENT DATED NOVEMBER 22, 2004 TO THE STATEMENT OF ADDITIONAL
                         INFORMATION DATED MAY 1, 2004

This supplement amends the Statement of Additional Information ("SAI"), as described below, and is in addition to any existing SAI supplement for The Alger American Fund (the "Fund").

1. Effective November 22, 2004, State Street Bank and Trust Company ("State Street") is the Fund's transfer agent. All references to Alger Shareholder Services, Inc. as the Fund's transfer agent are replaced with State Street. Transfer agent services will be provided by State Street's affiliate, Boston Financial Data Services, Inc. ("BFDS"), and all instructions or forms that were to be sent to Alger Shareholder Services, Inc. shall be sent to BFDS at the following address:

                             The Alger American Fund
                                  P.O. Box 8480
                        Boston, Massachusetts 02266-8480



2. The biography of Dorothy G. Sanders, Secretary of The Alger American Fund, as set forth on page 14 under the caption "Management - Trustees and Officers of the Fund," is deleted. Frederick A. Blum, Treasurer of the Fund, continues as Assistant Secretary of the Fund.





SAI SUPP 11-22-04 TA AMERICAN